Stock Based Compensation (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Summary of Recognized Stock Based Compensation
For the three and six months ended June 30, 2021 and 2020, the Company recognized stock-based compensation expense as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in 000’s)	2021	2020	2021	2020
Employee compensation:
Restricted stock	$123	$—	$123	$—

Total employee stock-based compensation expense	$123	$—	$123	$—

Non-employee compensation:
Board restricted stock	$—	$12	$—	$24

Total non-employee stock-based compensation expense	$—	$12	$—	$24

Total stock-based compensation expense	$123	$12	$123	$24

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in 000’s)	2021	2020	2021	2020
Employee compensation:
Restricted stock	$179	$—	$302	$—

Total employee stock-based compensation expense	$179	$—	$302	$—

Non-employee compensation:
Board restricted stock	$—	$13	$—	$37

Total non-employee stock-based compensation expense	$—	$13	$—	$37

Total stock-based compensation expense	$179	$13	$302	$37

Summary of Company's Restricted Stock Activity
The following table summarizes the Company’s restricted stock activity for the six months ended June 30, 2021:

	Number of Shares (000’s)	Weighted Avg. Grant Date (per Share) Fair Value
Unvested, December 31, 2020	14	$3.60
Granted	39	$13.26
Vested	(22)	$7.18

Unvested, June 30, 2021	31	$13.26

	Number of Shares (000’s)	Weighted Avg. Grant Date (per Share) Fair Value
Unvested, December 31, 2020	14	$3.60
Granted	87	$13.01
Vested	(22)	$7.18

Unvested, September 30, 2021	79	$12.99